UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09833

Investment Grade Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Investment Grade Income Portfolio                                                                                         as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 31.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace / Defense — 0.7%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$790,734
		$790,734
Banks — 2.0%
Inter-American Development Bank, 8.40%, 9/1/09	$1,000	$1,089,750
USB Capital IX, 6.189%, Perpetual (1)	1,000	1,012,344
		$2,102,094
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$104,679
		$104,679
Computers and Peripherals — 1.6%
IBM Corp., 6.22%, 8/1/27	$1,550	$1,648,358
		$1,648,358
Conglomerates — 0.5%
ITT Corp., 8.55%, 6/15/09	$450	$483,478
		$483,478
Containers — Paper/Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	$505	$507,629
		$507,629
Diversified Manufacturing — 1.5%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$75,002
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	95,869
Ingresoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,399,117
		$1,569,988
Drugs — 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$405	$424,831
		$424,831
Financial Services — 6.5%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,463,148
Associates Corp., N.A., 5.96%, 5/15/37	30	33,269
Commercial Credit Corp., 8.70%, 6/15/10	100	111,608
General Electric Capital Corp., 5.00%, 6/15/07	1,000	998,605
General Electric Capital Corp., MTN, 4.564%, 3/2/09 (1)	710	696,688
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,148,156
Lehman Brothers Holdings, MTN, 5.62%, 4/20/07 (1)	675	675,883
Merrill Lynch & Co., MTN, 5.73%, 2/6/09 (1)	710	713,864

Merrill Lynch & Co., MTN, 5.898%, 1/31/08 (1)	$260	$259,927
SLM Corp., MTN, 5.705%, 7/25/07 (1)	635	636,582
		$6,737,730
Foods — 2.1%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,297,291
Sysco Corp., 7.16%, 4/15/27	810	947,143
		$2,244,434
Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	$485	$624,936
		$624,936
Medical Products — 1.2%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,280,688
		$1,280,688
Metals — 0.9%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	$885	$895,602
		$895,602
Oil and Gas — Equipment and Services — 1.9%
Northwest Natural Gas, MTN, 6.65%, 11/10/27	$1,570	$1,714,660
Transocean, Inc., 7.45%, 4/15/27	240	275,746
		$1,990,406
Retail — Building Products — 1.4%
Lowe’s Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,478,809
		$1,478,809
Super Regional Banks — 5.2%
Bank of America Corp., MTN, 6.975%, 3/7/37	$1,090	$1,244,736
SunTrust Banks, 6.00%, 1/15/28	1,990	2,090,348
Wachovia Corp., 7.574%, 8/1/26	1,720	2,060,281
		$5,395,365
Telecommunications — 1.2%
Harris Corp., 6.35%, 2/1/28	$225	$231,722
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	999,692
		$1,231,414
Telephone — Integrated — 1.2%
BellSouth Capital Funding, 6.04%, 11/15/26	$1,250	$1,250,421
		$1,250,421
Utilities — 1.8%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$527,990
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,322,169
		$1,850,159
Total Corporate Bonds (identified cost $32,236,052)		$32,611,755

Asset Backed Securities — 3.7%

	Principal
	Amount
Security	(000’s omitted)	Value
BOIT, Series 2003-B1, Class B-1, 5.70%, 12/15/10 (1)	$935	$939,374
CCCIT Series 2003-A4, Class A4, 5.46%, 3/20/09 (1)	1,000	1,001,087
CHAMT Series 2004-1B, Class B, 5.53%, 5/15/09 (1)	935	935,586
MBNAS, Series 2003-A3, Class A3, 5.45%, 8/16/10 (1)	1,000	1,002,343
Total Asset Backed Securities (identified cost, $3,875,990)		$3,878,390

Mortgage-Backed Securities — 23.9%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, CMO, Series 2801-EH, 4.50%, 11/15/16	$1,409	$1,388,797
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	825	753,033
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	135	136,617
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	723	724,646
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,013	1,014,884
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	1,042	1,059,117
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	50	50,010
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	444	444,736
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23 (2)	124	124,263
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	200	200,287
FHLMC, PAC CMO, Series 2114-PR, 6.00%, 1/15/28	1,059	1,061,358
FHLMC, PAC CMO, Series 2519-NG, 5.50%, 5/15/28	1,313	1,311,917
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	912	899,269
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	523	520,540
FHLMC, PAC CMO, Series 2791-YM, 5.50%, 12/15/24	1,200	1,201,912
FHLMC, PAC CMO, Series 2968-PK, 5.50%, 5/15/25	1,019	1,023,154
FNMA, CMO, Series 2002-86-KB, 5.00%, 5/25/16	1,293	1,283,035
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	639	627,584
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	452	453,866
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	183	183,661
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23 (2)	409	404,764
FNMA, PAC CMO, Series 2002-56-WB, 4.90%, 3/25/29	980	968,605
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	67	66,431
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	187	186,476
FNMA, PAC CMO, Series 2005-63-PA, 5.50%, 10/25/24	1,107	1,107,953
FNMA, Pool #323844, 7.00%, 7/1/14	1,008	1,035,220
FNMA, Pool #448183, 5.50%, 10/1/13	142	142,506
FNMA, Pool #458151, 6.00%, 11/15/18	610	620,691
FNMA, Pool #535454, 6.00%, 2/1/15	255	258,728
FNMA, Pool #545937, 6.00%, 6/1/14	243	246,780

FNMA, Pool #545948, 6.00%, 12/1/14	$171	$173,496
FNMA, Pool #725169, 8.00%, 3/1/13	426	441,658
GNMA, PAC CMO, Series 1999-29-PB, 7.25%, 7/16/28	1,424	1,449,869
GNMA, PAC CMO, Series 2002-48-OB, 6.00%, 5/16/30	1,326	1,323,824
GNMA, Pool #780688, 7.00%, 12/15/23 (2)	234	243,171
GNMA, Pool #781412, 6.50%, 2/15/17	605	618,411
GNMA, Pool #782099, 6.00%, 1/15/21	1,095	1,113,043
Total Mortgage-Backed Securities (identified cost, $25,146,179)		$24,864,312

U.S. Treasury Obligations — 22.3%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 6.25%, 8/15/23 (3)	$3,500	$4,064,651
U.S. Treasury Inflation Index Note, 4.25%, 1/15/10	1,439	1,522,350
U.S. Treasury Note, 3.25%, 1/15/09	300	291,047
U.S. Treasury Note, 4.625%, 8/31/11 (3)	5,880	5,888,273
U.S. Treasury Note, 5.125%, 5/15/16 (3)	4,000	4,150,628
U.S.Treasury Note, 3.375%, 2/28/07	6,905	6,861,036
U.S.Treasury Note, 6.00%, 8/15/09	500	518,418
Total U.S. Treasury Obligations (identified cost, $22,905,225)		$23,296,403

U.S. Government Obligations — 13.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 5.375%, 5/18/16	$2,500	$2,577,022
Federal Home Loan Mortgage Corp., 5.25%, 7/18/11	3,000	3,045,309
Federal Home Loan Mortgage Corp., 5.25%, 4/18/16	2,500	2,556,135
Federal National Mortgage Association, 4.75%, 1/19/16	4,000	3,939,460
Federal National Mortgage Association, 5.00%, 11/23/07	1,200	1,195,746
Tennessee Valley Authority, 4.875%, 12/15/16	825	826,775
Total U.S. Government Obligations (identified cost, $13,712,292)		$14,140,447

Short-Term Investments — 18.2%

Security	Shares	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%, 10/2/06 (4)	17,192,704	$17,192,704

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$1,500	$1,500,000
Societe Generale Time Deposit, 5.35%, 10/2/06	293	293,000
Total Short-Term Investments (at amortized cost, $18,985,704)		$18,985,704

Security	Contracts	Value
Put Swaptions Purchased — 0.1%
Option to receive Libor Rate plus 0.375% for 6.22%, expires 7/30/07	1,550,000	$15,789
Option to receive Libor Rate minus 0.46% for 5.375%, expires 5/16/07	2,500,000	7,908
Option to Receive Libor Rate minus 0.47% for 5.40%, expires 11/29/07	1,475,000	9,631
Option to receive Libor Rate minus 0.58% for 5.25%, expires 4/16/07	2,500,000	5,954
Option to receive Libor Rate minus 0.62% for 5.15%, expires 9/27/07	1,175,000	7,357
Option to receive Libor Rate minus 0.70% for 5.125%, expires 5/11/07	4,000,000	12,213
Option to receive Libor Rate plus 0.35% for 6.25%, expires 8/13/07	3,500,000	28,708
		$87,560
Total Put Swaptions Purchased (identified cost $385,686)		$87,560
Total Investments — 113.1% (identified cost $117,247,127)		$117,864,571
Other Assets, Less Liabilities — (13.1)%		$(13,595,344)
Net Assets — 100.0%		$104,269,227

BOIT	—	Bank One Issuance Trust
CCCIT	—	Citibank Credit Card Issuance Trust
CHAMT	—	Chase Credit Card Master Trust
CMO	—	Collateralized Mortgage Obligations
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBNAS	—	MBNA Credit Card Master Note Trust
MTN	—	Medium-Term Note
PAC	—	Planned Amortization Class
(1)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2006.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)	All or a portion of these securities were on loan at September 30, 2006.
(4)

As of September 30, 2006, the Portfolio loaned securities having a market value of $16,772,751 and received $17,192,704 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, and affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of September 30, 2006.

A summary of financial instruments at September 30, 2006 is as follows:

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will receive 0.35% per year times the notional amount. The Portfolio makes a payment only upon a default event on the reference entity, HSBC Capital Funding, PLC.	$4,381
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will pay 0.095% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, HSBC Bank, PLC	(2,583)
1,000,000 USD	9/20/2007	Agreement with Merrill Lynch International dated 9/16/2006 to receive 1.85% per year times the notional amount. The Portfolio makes a payment only upon a default event on the reference entity, Ford Motor Credit Co.	(193)

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$117,756,925
Gross unrealized appreciation	$1,176,772
Gross unrealized depreciation	(1,069,126)
Net unrealized appreciation	$107,646

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006